Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the classification and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2012 and 2011:

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		December 31,		December 31,
		2012	2011	2012	2011
Derivatives not designated as hedging instruments
Interest rate cap agreements	Other assets	$0.1	$0.7	$—	$—

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Derivative instruments carried at fair value as of December 31, 2012 were classified in the fair value hierarchy as follows:

(in millions)
	Level 1	Level 2	Level 3	Total
Interest rate cap agreements	$—	$0.1	$—	$0.1

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 was as follows:

Derivatives not designated as hedging instruments
(in millions)	Amount of Loss Recognized in Interest Expense, net
	2012	2011		2010
Interest rate cap agreements	$(0.9)	$(4.2)		$(4.7)
Total	$(0.9)	$(4.2)		$(4.7)

Derivatives designated as hedging instruments

(in millions)	Amount of Loss Recognized in Other Comprehensive Income (Effective Portion)
	2012	2011		2010
Interest rate swap agreements	$—	$—		$(35.7)	(2)
Total	$—	$—		$(35.7)

	Amount of Loss Reclassified from Accumulated Other Comprehensive Loss into Interest Expense, net (Effective Portion)
	2012	2011		2010
Interest rate swap agreements	$—	$(2.8)	(1)	$(77.3)	(3)
Total	$—	$(2.8)		$(77.3)

	Amount of Gain Recognized in Interest Expense, net (Ineffective Portion)
	2012	2011		2010
Interest rate swap agreements	$—	$—		$25.8	(4)
Total	$—	$—		$25.8

(1)
The Company reclassified realized losses of $2.8 million from accumulated other comprehensive loss to net income, or $1.9 million net of tax as reflected on the Company's consolidated statement of shareholders' equity (deficit).

(2)
The Company recorded changes in unrealized losses of $35.7 million in accumulated other comprehensive loss. A net amount of $32.1 million was reflected in the consolidated statement of shareholders’ equity (deficit), primarily due to a deferred tax adjustment of $3.8 million applied to a portion of this amount.

(3)
The Company reclassified realized losses of $77.3 million from accumulated other comprehensive loss to net loss, or $47.3 million net of tax as reflected in the consolidated statement of shareholders’ equity (deficit).

(4)
The Company recorded a net, non-cash gain of $25.8 million in earnings, primarily comprised of the $62.2 million gain representing the cumulative change in the fair value of the amended swap, partially offset by the $38.2 million of loss reclassified to earnings related to the discontinued and de-designated swaps.